CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME / (LOSS) (Q2) - USD ($) shares in Thousands, $ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME / (LOSS)
Revenue	$ 166,403		$ 179,619		$ 333,342	$ 394,661	$ 186,387
Cost of revenue	(136,754)		(110,622)		(250,090)	(153,255)	(209,564)
Gross profit / (loss)	29,649		68,997		83,252	241,406	(23,177)
Selling expenses	(4,315)		(6,303)		(11,683)	(8,448)	(5,567)
General and administrative expenses	(32,471)		(52,686)		(93,453)	(89,735)	(20,268)
Research and development expenses	(12,727)		(19,743)		(35,430)	(29,501)	(9,790)
Listing fee	(33,151)
Other operating expenses	(100)		(2,791)		(3,628)	14,625	(2,045)
Other net gain	1,608		1,130		357	2,483	(2,560)
Profit / (loss) from operations	(51,507)		(11,396)		(60,585)	130,830	(63,407)
Finance expenses	(1,127)		(5,823)		(4,181)	59	(380)
Profit / (loss) before taxation	(52,634)		(17,219)		(64,766)	130,889	(63,787)
Income tax (expenses) / benefit	2,807		(7,975)		4,400	(48,246)	7,961
Profit / (loss) for the year	(49,827)		(25,194)		(60,366)	82,643	(55,826)
Loss for the periods	(49,827)		(25,194)		(60,366)	82,643	(55,826)
Exchange differences on translation of financial statements	9				(22)	(195)	905
Other comprehensive income / (loss) for the year, net of tax	9				(22)	(195)	905
Total comprehensive income / (loss) for the year	$ (49,818)		$ (25,194)		$ (60,388)	$ 82,448	$ (54,921)
Loss per share (basic)	$ (0.45)	[1]	$ (0.23)	[1]	$ 0	$ 0.01	$ 0
Loss per share (diluted)	$ (0.45)	[1]	$ (0.23)	[1]	$ 0	$ 0.01	$ 0
Weighted average number of ordinary shares outstanding (thousand shares) (basic)	109,805	[1],[2]	108,681	[1],[2]	12,662,126	12,662,126	12,662,126
Weighted average number of ordinary shares outstanding (thousand shares) (diluted)	109,805	[1]	108,681	[1]	12,662,126	12,977,177	12,662,126

[1]	After giving the effects of the reverse recapitalization completed in April 2023 as described in Note 1.After giving the effects of the reverse recapitalization completed in April 2023 as described in Note 1.
[2]	The weighted average number of ordinary shares outstanding for the six months ended June 30, 2022 was retrospectively adjusted to reflect the reverse recapitalization effectuated in April 2023. See Note 1